Equity - Schedule of Common Stock (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	429,485,845	429,485,845	435,456,340
Common stock value	$ 1,015,232	$ 6,967,905	$ 6,967,905
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	75,791,619	75,791,619	76,845,237
Common stock value	$ 179,158	$ 1,229,631	$ 1,229,631